RESTRICTED CASH (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2019 suezmax_tanker	Dec. 31, 2019 very_large_crude_carrier	Dec. 31, 2019 USD ($)	Dec. 31, 2019	Dec. 31, 2018 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Cash required to be maintained for covenant compliance				$ 38.3		$ 37.9
Debt instrument, covenant compliance, cash required to be maintained, percentage					50.00%	50.00%
Number of vessels under finance lease	3	5	3
Cash buffer per vessel, covenant compliance	$ 2.0
SFL
Restricted Cash and Cash Equivalents Items [Line Items]
Cash buffer per vessel, covenant compliance	$ 2.0
Cash surplus required for vessel leasing agreements				$ 13.1		$ 3.5